SCHEDULE OF RELATED PARTY PROMISSORY NOTES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total promissory notes, net of discount current	$ 2,184,762	$ 2,674,762	$ 1,885,616
Promissory Notes [Member]
Short-Term Debt [Line Items]
Total promissory notes, net of discount current	308,040	104,498	1,286,694
Promissory Notes [Member] | Frank Ingrande [Member]
Short-Term Debt [Line Items]
Total promissory notes, net of discount current		10,394
Promissory Notes [Member] | Lisa Landau [Member]
Short-Term Debt [Line Items]
Total promissory notes, net of discount current	$ 308,040	94,104	76,359
Promissory Notes [Member] | RAS Real Estate LLC [Member]
Short-Term Debt [Line Items]
Total promissory notes, net of discount current			249,589
Promissory Notes [Member] | Six-Twenty Management LLC [Member]
Short-Term Debt [Line Items]
Total promissory notes, net of discount current			$ 960,746